INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$
Cost:
Computer software	3,576	24,649	3,788
License agreement	800	152,277	23,405
Mobile applications	60,200	60,200	9,253
Internet domain name	2,861	3,023	465
Brand name	-	86,041	13,224
	67,437	326,190	50,135
Accumulated amortization:
Computer software	(2,320)	(8,059)	(1,239)
License agreement	(800)	(8,059)	(1,239)
Mobile applications	(1,188)	(13,228)	(2,033)
Internet domain name	(1,582)	(1,814)	(279)
Brand name	-	(3,944)	(606)
	(5,890)	(35,104)	(5,396)

Intangible assets, net	61,547	291,086	44,739

Amortization expenses were approximately RMB1,361, RMB6,846 and RMB26,102 (US$4,012) for the years ended December 31, 2015, 2016 and 2017, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$

2018	41,760	6,418
2019	41,281	6,345
2020	38,981	5,991
2021	36,749	5,648
2022 and thereafter	132,315	20,337

	291,086	44,739